Taxes (Details) - Schedule of components of deferred tax assets and liabilities	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 160,287	$ 24,565	¥ 130,321
Net operating loss carryforwards	2,080,433	318,845	2,762,833
Less :valuation allowance	(2,080,433)	(318,845)	(2,762,833)
Deferred tax assets, net	160,287	24,565	130,321
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	6,144,892	941,760	2,747,500
Total deferred tax liabilities, net	¥ 5,984,605	$ 917,195	¥ 2,617,179